Note 5 - Securities (Details Textual) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Statement Line Items [Line Items]
Investments in Securities	$ 167,940	$ 141,564
Government of Canada Treasury Bills and a U.S. Government Treasury Bill [member]
Statement Line Items [Line Items]
Investments in Securities	167,900	$ 141,600
Zero-coupon Bank of Canada treasury bills [member]
Statement Line Items [Line Items]
Cash payment to acquire securities	134,800
Notional amount	$ 135,000
Financial assets, interest rate	4.93%
Government of Canada Bond [Member]
Statement Line Items [Line Items]
Cash payment to acquire securities	$ 32,900
Notional amount	$ 33,000
Financial assets, interest rate	3.87%
Government of Canada Bond Maturing November 2023 [Member]
Statement Line Items [Line Items]
Notional amount	$ 30,000
Government of Canada Bond Maturing May 2025 [Member]
Statement Line Items [Line Items]
Notional amount	$ 2,900